Summary of Significant Accounting Policies - Summary of Capitalized Dry Docking Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Drydocking Cost Incurred	$ 60,608	$ 44,690	$ 50,899
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	5,517,133
Balance at the end of the year	5,033,130	5,517,133
Dry-docking activity
Property, Plant and Equipment [Line Items]
Drydocking Cost Incurred	56,371	43,155	52,677
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	96,384	89,372	135,700
Dry-dock amortization	(39,283)	(33,684)	(49,686)
Write-down / sales of vessels	(2,901)	(2,459)	(49,319)
Balance at the end of the year	$ 110,571	$ 96,384	$ 89,372